share-based compensation (Tables)	6 Months Ended
Jun. 30, 2023
share-based compensation
Schedule of share-based compensation expense

Periods ended June 30 (millions)		2023			2022
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
	Note	expense [1]	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$30	$—	$30	$44	$(1)	$43
Employee share purchase plan	(c)	12	(12)	—	11	(11)	—
Share option awards	(d)	—	—	—	—	(1)	(1)
		$42	$(12)	$30	$55	$(13)	$42
TELUS technology solutions		$39	$(12)	$27	$47	$(11)	$36
Digitally-led customer experiences		3	—	3	8	(2)	6
		$42	$(12)	$30	$55	$(13)	$42
SIX-MONTH
Restricted share units	(b)	$74	$(2)	$72	$85	$(8)	$77
Employee share purchase plan	(c)	23	(23)	—	22	(22)	—
Share option awards	(d)	1	—	1	(2)	(7)	(9)
		$98	$(25)	$73	$105	$(37)	$68
TELUS technology solutions		$76	$(24)	$52	$87	$(29)	$58
Digitally-led customer experiences		22	(1)	21	18	(8)	10
		$98	$(25)	$73	$105	$(37)	$68

1	Within employee benefits expense (see Note 8), for the three-month and six-month periods ended June 30, 2023, restricted share units expense of $32(2022 – $43) and $74 (2022 – $83), respectively, are presented as share-based compensation expense and the balance is included in restructuring costs (see Note 16) of the digitally-led customer experiences segment.

TELUS Corporation restricted share units
share-based compensation
Schedule of restricted share units

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
Number of non-vested restricted share units as at	2023	2022
Restricted share units without market performance conditions
Restricted share units with only service conditions	8,473,146	5,224,220
Notional subset affected by total customer connections performance condition	559,712	357,263
	9,032,858	5,581,483
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	1,745,262	1,071,789
	10,778,120	6,653,272

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

Periods ended June 30, 2023	Three months			Six months
	Number of restricted		Weighted	Number of restricted		Weighted
	share units [1]		average	share units [1]		average
			grant-date			grant-date
	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	8,535,166	—	$28.31	5,581,483	—	$30.62
Vested	—	35,897	$26.98	—	35,819	$27.00
Granted
Initial award	480,079	—	$27.15	3,519,510	—	$27.38
In lieu of dividends	110,567	466	$27.06	183,717	942	$26.81
Vested	(26,309)	26,309	$27.94	(68,923)	68,923	$27.93
Settled - in cash	—	(26,310)	$27.94	—	(69,322)	$27.94
Forfeited	(66,645)	—	$28.51	(182,929)	—	$27.74
Outstanding, end of period
Non-vested	9,032,858	—	$28.23	9,032,858	—	$28.23
Vested	—	36,362	$26.98	—	36,362	$26.98

1	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Schedule of restricted share units

Periods ended June 30, 2023	Three months				Six months
	Number of restricted		Weighted		Number of restricted		Weighted
	share units		average		share units		average
			grant-date				grant-date
	Non-vested	Vested	fair value		Non-vested	Vested	fair value
Outstanding, beginning of period	2,427,873	—	US$	24.56	1,605,821	—	US$	27.10
Granted – initial award	9,034	270,223	US$	16.60	1,111,894	342,986	US$	20.30
Vested	(119,420)	119,420	US$	28.71	(396,444)	396,444	US$	26.67
Settled – in equity	—	(389,643)	US$	20.31	—	(739,430)	US$	22.45
Forfeited	(21,569)	—	US$	24.48	(25,353)	—	US$	24.93
Outstanding, end of period	2,295,918	—	US$	24.31	2,295,918	—	US$	24.31

TELUS Corporation share options
share-based compensation
Schedule of stock options

Periods ended June 30, 2023	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
	options	option price [1]	options	option price [1]
Outstanding, beginning of period	2,627,925	$22.08	2,755,300	$22.05
Exercised [2]	(403,775)	$21.32	(492,750)	$21.30
Forfeited	(24,300)	$22.55	(62,700)	$22.36
Outstanding, end of period	2,199,850	$22.21	2,199,850	$22.21
Exercisable, end of period	—	—	1,850,250	$22.21

1	The weighted average remaining contractual life is 3.9 years.
2	For the three-month and six-month periods ended June 30, 2023, the weighted average prices at the dates of exercise were $27.28 and $27.26, respectively.

TELUS International (Cda) Inc. share options
share-based compensation
Schedule of stock options

Periods ended June 30, 2023	Three months			Six months
	Number of	Weighted		Number of	Weighted
	share	average share		share	average share
	options	option price [1]		options	option price [1]
Outstanding, beginning of period	2,661,120	US$	11.35	2,677,297	US$	11.31
Forfeited	—	US$	—	(16,177)	US$	5.77
Outstanding, end of period	2,661,120	US$	11.35	2,661,120	US$	11.35
Exercisable, end of period	—		—	2,316,682	US$	9.50

1	For 2,220,919 share options, the range of share option prices is US$4.87 – US$8.95 per TELUS International (Cda) Inc. subordinated voting share and the weighted average remaining contractual life is 3.7 years; for the balance of share options, the price is US$25.00 and the weighted average remaining contractual life is 7.7 years.